Segmented Financial Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented Financial Information	SEGMENTED FINANCIAL INFORMATION
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2020	2019	2020	2019	2020	2019	2020	2019

Revenue, net of royalties
Petroleum and natural gas sales	$571,741	$1,077,724	$403,736	$728,195	$—	$—	$975,477	$1,805,919
Royalties	(46,064)	(107,467)	(117,671)	(212,774)	—	—	(163,735)	(320,241)
	525,677	970,257	286,065	515,421	—	—	811,742	1,485,678

Expenses
Operating	247,050	298,303	84,295	99,413	—	—	331,345	397,716
Transportation	28,437	43,942	—	—	—	—	28,437	43,942
Blending and other	48,381	68,795	—	—	—	—	48,381	68,795
General and administrative	—	—	—	—	34,268	45,469	34,268	45,469
Exploration and evaluation	14,011	11,764	—	—	—	—	14,011	11,764
Depletion and depreciation	309,420	463,501	169,439	261,766	7,521	6,419	486,380	731,686
Impairment	1,737,000	187,822	623,220	—	—	—	2,360,220	187,822
Share-based compensation	—	—	—	—	9,469	15,894	9,469	15,894
Financing and interest	—	—	—	—	125,441	125,865	125,441	125,865
Financial derivatives (gain) loss	—	—	—	—	(29,336)	7,197	(29,336)	7,197
Foreign exchange loss (gain)	—	—	—	—	8,688	(61,787)	8,688	(61,787)
Gain on dispositions	(901)	(2,238)	—	—	—	—	(901)	(2,238)
Other income	(2,128)	—	—	—	(3,176)	(7,526)	(5,304)	(7,526)
	2,381,270	1,071,889	876,954	361,179	152,875	131,531	3,411,099	1,564,599
Net income (loss) before income taxes	(1,855,593)	(101,632)	(590,889)	154,242	(152,875)	(131,531)	(2,599,357)	(78,921)
Income tax expense (recovery)
Current income tax expense	469	101	105	1,992	—	—	574	2,093
Deferred income tax (recovery) expense	(77,201)	(32,942)	(57,199)	10,055	(26,567)	(45,668)	(160,967)	(68,555)
	(76,732)	(32,841)	(57,094)	12,047	(26,567)	(45,668)	(160,393)	(66,462)
Net income (loss)	$(1,778,861)	$(68,791)	$(533,795)	$142,195	$(126,308)	$(85,863)	$(2,438,964)	$(12,459)

Total oil and natural gas capital expenditures (1)	$174,770	$376,543	$105,388	$177,928	$—	$—	$280,158	$554,471
(1)Includes acquisitions, net of proceeds from divestitures.

As at	December 31, 2020	December 31, 2019
Canadian assets	$1,646,412	$3,484,123
U.S. assets	1,737,533	2,403,310
Corporate assets	24,151	26,650
Total consolidated assets	$3,408,096	$5,914,083